Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	$ 18,859	$ 19,357
Associated liabilities	18,323	19,213
Fair Value Through Profit Or Loss [Member]
Disclosure of information about structured entities [Line Items]
Assets recognised	321	444
Trading securities [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	1,024	1,274
Limited Recourse Capital Notes Series One [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 1,250
Compound Instrument Interest Rate	4.30%
Class B Series Forty Eight Preferred Shares [Member]
Disclosure of information about structured entities [Line Items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares	$ 1,250
NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	53	69
Securities [member]
Disclosure of information about structured entities [Line Items]
Mortgage backed securities at fair value	5	3
Securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Associated liabilities	0
Securities [member] | BMO managed funds [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	1,345	1,718
U.S. customer securitization vehicle [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	8,095	7,340
Sale of MBS to securitization vehicles	2,549	5,797
Capital and funding vehicles [member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	0	120
Canadian customer securitization vehicles [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	5,400	$ 6,469
Fairway Financial Company LLC [Member]
Disclosure of information about structured entities [Line Items]
Assets derecognized from the balance sheet	3,896
Liabilities derecognized from the balance sheet	3,672
Fairway Financial Company LLC [Member] | Other equity securities [member]
Disclosure of information about structured entities [Line Items]
Support provided to structured entity without having contractual obligation to do so	218
Fairway Financial Company LLC [Member] | Other assets [member]
Disclosure of information about structured entities [Line Items]
Support provided to structured entity without having contractual obligation to do so	$ 6